Note 14 - Stock Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 15, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 309
Stock Incentive Plan 2015 [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	190,000
Service Provider Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 454
Service Provider Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value			$ 3.20
Stock Incentive Plan 2005 [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				0
General and Administrative Expense [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense				$ 0	$ 345
Management Fees - Related Parties [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense			$ 131
Restricted Stock [Member] | Stock Incentive Plan 2015 [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			183,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 10.90
Restricted Stock [Member] | Nominee of Central Mare [Member] | Stock Incentive Plan 2015 [Member]
Note 14 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	183,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.90